JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

November 27, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the Funds (the “Funds”) listed in Appendix A

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectus for the Funds dated July 1, 2018, as supplemented. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated November 19, 2018 for the Funds.

If you have any questions, please call Pamela L. Woodley at (212) 648-1782.

Very truly yours,

/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch
Assistant Secretary

Appendix A

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Link